Risk Management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
At the end of the year
Stress Analysis - Trading Portfolio
Risk Factors	R$ 103,444	R$ 59,489
Average in the year
Stress Analysis - Trading Portfolio
Risk Factors	160,661	185,192
Minimum in the year
Stress Analysis - Trading Portfolio
Risk Factors	67,675	52,716
Maximum in the year
Stress Analysis - Trading Portfolio
Risk Factors	R$ 286,273	R$ 419,677